PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Cost	Mine properties (i)	Development properties (ii)	Exploration, evaluation and pre-development properties (iii)	Buildings, plant and equipment	Total
Balance as at January 1, 2021	$96,537	$30,902	$52,463	$18,490	$198,392
Additions	3,677	69,049	169,195	199,952	441,873
Disposals	—	—	—	(3)	(3)
IFRS 16 Right of Use assets	—	—	—	634	634
Change in estimate of provision for environmental rehabilitation	—	318	1,762	—	2,080
Transfers	(355)	2,703	(200)	(2,148)	—
Adjustments	—	—	—	(26)	(26)
Classified as held for sale	(97,699)	(26,587)	—	(10,658)	(134,944)
Balance as at December 31, 2021	2,160	76,385	223,220	206,241	508,006
Additions	—	32,422	241	23,450	56,113
Disposals	—	—	—	(24)	(24)
IFRS 16 Right of Use assets	—	—	—	280	280
Transfers	—	899	7,182	(8,081)	—
Change in estimate of provision for environmental rehabilitation	—	(994)	(22,608)	—	(23,602)
Balance as at December 31, 2022	$2,160	$108,712	$208,035	$221,866	$540,773

Accumulated depreciation and impairment
Balance as at January 1, 2021	$93,298	$—	$—	$4,938	$98,236
Depletion, depreciation and amortization	2,877	—	—	3,481	6,358
Disposals	—	—	—	(3)	(3)
Classified as held for sale	(94,015)	—	—	(5,219)	(99,234)
Balance as at December 31, 2021	2,160	—	—	3,197	5,357
Depletion, depreciation and amortization	—	—	—	6,177	6,177
Disposals	—	—	—	(22)	(22)
Balance as at December 31, 2022	$2,160	$—	$—	$9,352	$11,512

Carrying amounts
Balance, December 31, 2021	$—	$76,385	$223,220	$203,044	$502,649
Balance as at December 31, 2022	$—	$108,712	$208,035	$212,514	$529,261
Mine properties:

Property	January 1, 2021	Additions	Transfers	Depletion	Classified as held for sale	December 31, 2021
Ruby Hill, Nevada[1]	$—	$2,160	$—	$(2,160)	$—	$—
South Arturo, Nevada [2]	3,239	1,517	(355)	(717)	(3,684)	—
Total	$3,239	$3,677	$(355)	$(2,877)	$(3,684)	$—
Development properties:

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2022
South Arturo, Nevada	$—	$—	$—	$—	$—	$—
Granite Creek, Nevada	76,385	32,422	(994)	899	—	108,712
Total	$76,385	$32,422	$(994)	$899	$—	$108,712

Property	January 1, 2021	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2021
South Arturo, Nevada	$23,402	$482	$—	$2,703	$(26,587)	$—
Granite Creek, Nevada	7,500	68,567	318	—	—	76,385
Total	$30,902	$69,049	$318	$2,703	$(26,587)	$76,385
Exploration, evaluation and pre-development properties:

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2022
McCoy-Cove, Nevada	$54,105	$—	$(84)	$7,182	$—	$61,203
Ruby Hill, Nevada	103,594	—	(10,705)	—	—	92,889
Lone Tree, Nevada	65,521	—	(12,988)	—	—	52,533
Argenta, Nevada	—	241	1,169	—	—	1,410
Total	$223,220	$241	$(22,608)	$7,182	$—	$208,035

Property	January 1, 2021	Additions	Change in estimate of environmental provision	Transfers	Classified as held for sale	December 31, 2021
McCoy-Cove, Nevada	$52,213	$—	$1,842	$50	$—	$54,105
Ruby Hill, Nevada	—	103,674	(80)	—	—	103,594
Rodeo Creek, Nevada	250	—	—	(250)	—	—
Lone Tree, Nevada	—	65,521	—	—	—	65,521
Total	$52,463	$169,195	$1,762	$(200)	$—	$223,220
Depreciation, depletion and amortization on property, plant and equipment during the year ended December 31, 2022 and 2021 include amounts allocated to:

	Year ended December 31,
	2022	2021
Depreciation, depletion and amortization	$4,528	$—
Recorded in exploration, evaluation and pre-development	484	198
Recorded in general and administrative	346	163
Recorded in property maintenance	816	—
Depreciation, depletion and amortization capitalized into properties	215	—
Depreciation, depletion and amortization in discontinued operations	—	1,691
	6,389	2,052
Inventory movement	(212)	4,306
Total depletion, depreciation and amortization	$6,177	$6,358
The Company’s leased assets include buildings and vehicles. Right-of-use assets include:

	Buildings	Equipment	Vehicles	Total
As at December 31, 2020	$91	$—	$3	$94
Additions	635	—	—	635
Terminations	26	—	—	26
Depreciation	118	—	3	121
As at December 31, 2021	582	—	—	582
Additions	—	280	—	280
Depreciation	212	128	—	340
As at December 31, 2022	$370	$152	$—	$522
ImpairmentThe Company regularly reviews the carrying amount of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. Mineral property interests are tested for impairment when events or changes in circumstances indicate that their carrying amount may not be recoverable. In the absence of other factors, a mineral property that has not been actively explored within the past three years and for which no future exploration plans exist will be considered to be impaired. There were no impairments recorded for the year ended December 31, 2022, and 2021.Acquisitions and option agreements
Granite Creek Project

As disclosed in Note 1(b) of these Financial Statements, the Granite Creek Project was acquired through the acquisition agreement with Osgood and Christison. The purchase price paid in 2021 was a combination of non-cash shares and warrants of $38.0 million and cash of $23.2 million. In 2020, $2.3 million in cash was paid on deposit to Waterton on the purchase of Osgood; and $7.5 million in cash was paid for the Christison Project, which was transferred into the Granite Creek Project in 2021.

On May 6, 2022, the Company entered into an agreement to acquire strategic land sections adjoining the Company’s Granite Creek Property from NGM. The total consideration for the purchase of the property sections consists of a cash payment of $4.0 million and the inclusion of the acquired sections into the existing 10% net profits royalty that NGM currently holds on the existing property.

In September 2022, the Company paid to Waterton $5.0 million as part of the contingent value rights payment due upon the public announcement of a positive production decision related to the Granite Creek Project. As further described in Note 1(b) of these Financial Statements, on acquisition of Osgood the Company did not recognize contingent payments as the conditions required for these payments had not been met as of the date the assets were acquired. The $5.0 million contingent value rights payment is recorded in property, plant and equipment on the consolidated statements of financial position at December 31, 2022.

Tabor Exploration and Option Agreement

On August 24, 2020, the Company through its wholly owned subsidiary Au-Reka Gold Corporation ("Au-Reka") entered into an option agreement with Renaissance Exploration, Inc. to acquire a 100% interest in the Tabor Project located in Esmeralda County, Nevada. The option agreement is subject to a firm commitment to spend $0.3 million towards exploration activities by the one-year anniversary date that the Company acquires an exploration permit on the property plus initial earn-in option payments of $5.2 million.
Summary of mineral property Net Smelter Return ("NSR") royalties (as at December 31, 2022)

Active properties	NSR (i)
McCoy-Cove, Nevada	1.5% NSR Maverix Metals Inc.
2% NSR Maverix Metals Inc.
Tabor, Nevada	3% NSR Renaissance
Granite Creek	1-4% NSR Royal Gold/D.M. Duncan
3-5% NSR Royal Gold/D.M. Duncan
2% NSR Franco-Nevada/S&G Pinson
Portions of 7.5% NSR Stoffer/Noceto/Phillips
2% NSR Stoffer/Noceto/Phillips/Murphy/Christison
10% NPI Nevada Gold Mines
2% Newmont Capital Limited
Lone Tree	3% NSR
5% NSR VEK/Andrus
1% NSR Franco-Nevada Mining Corporation, Inc.
4-5% NSR Marigold Mining Company
5% NSR Richardson
5% NSR BTF Properties
Ruby Hill	2.5% NSR Placer Dome U.S. Inc.
3% Biale Trust
4% NSR Asarco Incorporated
3% RG Royalties
Inactive properties	NSR
Rodeo Creek, Nevada	2% NSR Nevada Select Royalty Inc
South Arturo, Nevada	4-9% Annual minimum royalty Franco-Nevada Corporation
(i)These royalties are tied to specific mining claims and may not apply to the entire property.